Convertible Bond Loan (Details Narrative) - Convertible Bond Loan [Member] € in Millions	1 Months Ended
May 25, 2022 EUR (€)
Long-term convertible bonds	€ 1.0
Advent SA offered bonds	€ 0.3
Annual interest	8.00%
Long-term convertible bonds term	3 years
Overdue interest rate	2.50%